Property, Plant,and Equipment - Balances and changes in property, plant, and equipment beginning and ending (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		R$ 6,387,581		R$ 5,862,413		R$ 5,534,591
Property, plant, and equipment, additions		1,582,891		1,116,727		961,965
Property, plant, and equipment, depreciation		(667,667)		(644,238)		(580,835)
Property, plant, and equipment, transfer		(32,524)	[1]	3,405	[2]	6,381	[3]
Property, plant, and equipment, write-offs and disposals		(154,566)		(76,664)		(60,202)
Property, plant, and equipment, Business acquisition		20,251	[4]	125,938		513
Property, plant, and equipment, ending		7,135,966		6,387,581		5,862,413
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, transfer		22,348		4,491		5,311
Intangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, transfer		10,176		1,086		1,070
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		13,167,320		12,184,709		11,517,704
Property, plant, and equipment, additions		1,582,912		1,116,816		962,004
Property, plant, and equipment, depreciation		0		0		0
Property, plant, and equipment, transfer		(76,908)	[1]	3,405	[2]	6,381	[3]
Property, plant, and equipment, write-offs and disposals		(547,554)		(316,761)		(301,944)
Property, plant, and equipment, Business acquisition		22,569	[4]	179,151		564
Property, plant, and equipment, ending		14,148,339		13,167,320		12,184,709
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		(6,778,268)		(6,320,532)		(5,981,614)
Property, plant, and equipment, additions		0		0		0
Property, plant, and equipment, depreciation		(667,667)		(644,238)		(580,835)
Property, plant, and equipment, transfer		44,384	[1]	0	[2]	0	[3]
Property, plant, and equipment, write-offs and disposals		392,827		239,715		241,968
Property, plant, and equipment, Business acquisition		(2,318)	[4]	(53,213)		(51)
Property, plant, and equipment, ending		(7,011,042)		(6,778,268)		(6,320,532)
Provision for losses and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		(1,471)		(1,764)		(1,499)
Property, plant, and equipment, additions		(21)		(89)		(39)
Property, plant, and equipment, depreciation		0		0		0
Property, plant, and equipment, transfer		0	[1]	0	[2]	0	[3]
Property, plant, and equipment, write-offs and disposals		161		382		226
Property, plant, and equipment, Business acquisition		0	[4]	0		0
Property, plant, and equipment, ending		(1,331)		(1,471)		(1,764)
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		607,152		619,116		610,294
Property, plant, and equipment, additions		12,968		1,053		0
Property, plant, and equipment, depreciation		0		0		0
Property, plant, and equipment, transfer		5,073	[1]	3,316	[2]	23,539	[3]
Property, plant, and equipment, write-offs and disposals		(15,569)		(16,369)		(14,717)
Property, plant, and equipment, Business acquisition		0	[4]	36		0
Property, plant, and equipment, ending		R$ 609,624		607,152		619,116
Land [member] | Provision for losses and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning				R$ (146)		(146)
Property, plant, and equipment, additions						0
Property, plant, and equipment, depreciation						0
Property, plant, and equipment, transfer	[3]					0
Property, plant, and equipment, write-offs and disposals						0
Property, plant, and equipment, Business acquisition						0
Property, plant, and equipment, ending						R$ (146)
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life		31 years		31 years		32 years
Property, plant, and equipment, beginning		R$ 1,646,996		R$ 1,532,506		R$ 1,486,721
Property, plant, and equipment, additions		8,904		27,100		20,020
Property, plant, and equipment, depreciation		0		0		0
Property, plant, and equipment, transfer		149,065	[1]	198,398	[2]	73,744	[3]
Property, plant, and equipment, write-offs and disposals		(61,770)		(111,899)		(47,979)
Property, plant, and equipment, Business acquisition		1,902	[4]	891		0
Property, plant, and equipment, ending		1,745,097		1,646,996		1,532,506
Buildings [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		(536,518)		(591,812)		(585,846)
Property, plant, and equipment, additions		0		0		0
Property, plant, and equipment, depreciation		(54,110)		(46,187)		(42,195)
Property, plant, and equipment, transfer		4,126	[1]	0	[2]	0	[3]
Property, plant, and equipment, write-offs and disposals		28,014		101,919		36,229
Property, plant, and equipment, Business acquisition		(134)	[4]	(438)		0
Property, plant, and equipment, ending		R$ (558,622)		R$ (536,518)		R$ (591,812)
Leasehold improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life		15 years		11 years		13 years
Property, plant, and equipment, beginning		R$ 1,292,998		R$ 1,169,326		R$ 1,056,179
Property, plant, and equipment, additions		37,867		30,348		40,685
Property, plant, and equipment, depreciation		0		0		0
Property, plant, and equipment, transfer		99,777	[1]	90,557	[2]	82,317	[3]
Property, plant, and equipment, write-offs and disposals		(15,300)		(12,458)		(9,855)
Property, plant, and equipment, Business acquisition		0	[4]	15,225		0
Property, plant, and equipment, ending		1,415,342		1,292,998		1,169,326
Leasehold improvements [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		(683,187)		(618,256)		(573,553)
Property, plant, and equipment, additions		0		0		0
Property, plant, and equipment, depreciation		(75,957)		(71,139)		(58,172)
Property, plant, and equipment, transfer		1,798	[1]	0	[2]	606	[3]
Property, plant, and equipment, write-offs and disposals		8,430		8,858		12,863
Property, plant, and equipment, Business acquisition		0	[4]	(2,650)		0
Property, plant, and equipment, ending		R$ (748,916)		(683,187)		(618,256)
Leasehold improvements [member] | Provision for losses and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning				R$ (30)		(18)
Property, plant, and equipment, additions						(12)
Property, plant, and equipment, depreciation						0
Property, plant, and equipment, transfer	[3]					0
Property, plant, and equipment, write-offs and disposals						0
Property, plant, and equipment, Business acquisition						0
Property, plant, and equipment, ending						R$ (30)
Machinery [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life		11 years		11 years		12 years
Property, plant, and equipment, beginning		R$ 3,530,184		R$ 3,186,759		R$ 3,024,577
Property, plant, and equipment, additions		143,782		111,726		99,477
Property, plant, and equipment, depreciation		0		0		0
Property, plant, and equipment, transfer		99,603	[1]	133,554	[2]	70,150	[3]
Property, plant, and equipment, write-offs and disposals		(16,382)		(14,634)		(7,518)
Property, plant, and equipment, Business acquisition		1,183	[4]	112,779		73
Property, plant, and equipment, ending		R$ 3,758,370		R$ 3,530,184		R$ 3,186,759
Machinery [member] | Gross carrying amount [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life		3 years		5 years		5 years
Machinery [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		R$ (2,147,842)		R$ (1,926,954)		R$ (1,758,401)
Property, plant, and equipment, additions		0		0		0
Property, plant, and equipment, depreciation		(208,103)		(194,666)		(175,567)
Property, plant, and equipment, transfer		1,776	[1]	0	[2]	0	[3]
Property, plant, and equipment, write-offs and disposals		6,612		13,499		7,024
Property, plant, and equipment, Business acquisition		(405)	[4]	(39,721)		(10)
Property, plant, and equipment, ending		R$ (2,347,962)		(2,147,842)		(1,926,954)
Machinery [member] | Provision for losses and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning				R$ (1,566)		(1,289)
Property, plant, and equipment, additions						(27)
Property, plant, and equipment, depreciation						0
Property, plant, and equipment, transfer	[3]					0
Property, plant, and equipment, write-offs and disposals						250
Property, plant, and equipment, Business acquisition						0
Property, plant, and equipment, ending						R$ (1,566)
Automotive fuel/lubricant distribution equipment and facilities [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life		14 years		13 years		13 years
Property, plant, and equipment, beginning		R$ 3,361,637		R$ 3,213,123		R$ 3,245,586
Property, plant, and equipment, additions		80,317		86,714		96,208
Property, plant, and equipment, depreciation		0		0		0
Property, plant, and equipment, transfer		70,966	[1]	143,010	[2]	12,680	[3]
Property, plant, and equipment, write-offs and disposals		(327,319)		(92,744)		(141,351)
Property, plant, and equipment, Business acquisition		13,825	[4]	11,534		0
Property, plant, and equipment, ending		3,199,426		3,361,637		3,213,123
Automotive fuel/lubricant distribution equipment and facilities [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		(2,238,843)		(2,113,657)		(2,050,533)
Property, plant, and equipment, additions		0		0		0
Property, plant, and equipment, depreciation		(164,248)		(181,233)		(175,899)
Property, plant, and equipment, transfer		(7,870)	[1]	0	[2]	(3)	[3]
Property, plant, and equipment, write-offs and disposals		289,359		60,982		112,778
Property, plant, and equipment, Business acquisition		(1,082)	[4]	(4,935)		0
Property, plant, and equipment, ending		R$ (2,122,684)		(2,238,843)		(2,113,657)
Automotive fuel/lubricant distribution equipment and facilities [member] | Provision for losses and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning				R$ (22)		(46)
Property, plant, and equipment, additions						0
Property, plant, and equipment, depreciation						0
Property, plant, and equipment, transfer	[3]					0
Property, plant, and equipment, write-offs and disposals						24
Property, plant, and equipment, Business acquisition						0
Property, plant, and equipment, ending						R$ (22)
LPG tanks and bottles [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life		8 years		8 years		9 years
Property, plant, and equipment, beginning		R$ 1,006,398		R$ 920,287		R$ 840,931
Property, plant, and equipment, additions		116,503		129,567		94,356
Property, plant, and equipment, depreciation		0		0		0
Property, plant, and equipment, transfer		0	[1]	431	[2]	0	[3]
Property, plant, and equipment, write-offs and disposals		(37,114)		(43,887)		(15,000)
Property, plant, and equipment, Business acquisition		0	[4]	0		0
Property, plant, and equipment, ending		1,085,787		1,006,398		920,287
LPG tanks and bottles [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		(605,298)		(557,260)		(498,310)
Property, plant, and equipment, additions		0		0		0
Property, plant, and equipment, depreciation		(92,219)		(83,777)		(69,860)
Property, plant, and equipment, transfer		0	[1]	0	[2]	0	[3]
Property, plant, and equipment, write-offs and disposals		27,449		35,739		10,910
Property, plant, and equipment, Business acquisition		0	[4]	0		0
Property, plant, and equipment, ending		R$ (670,068)		R$ (605,298)		R$ (557,260)
Vehicles [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life		8 years		8 years		9 years
Property, plant, and equipment, beginning		R$ 371,434		R$ 325,094		R$ 288,239
Property, plant, and equipment, additions		111,735		24,661		33,452
Property, plant, and equipment, depreciation		0		0		0
Property, plant, and equipment, transfer		(29,884)	[1]	1,351	[2]	8,050	[3]
Property, plant, and equipment, write-offs and disposals		(62,657)		(9,473)		(4,647)
Property, plant, and equipment, Business acquisition		5,257	[4]	29,801		0
Property, plant, and equipment, ending		R$ 395,885		R$ 371,434		R$ 325,094
Vehicles [member] | Gross carrying amount [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life		3 years		4 years		4 years
Vehicles [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		R$ (181,511)		R$ (154,177)		R$ (133,149)
Property, plant, and equipment, additions		0		0		0
Property, plant, and equipment, depreciation		(35,066)		(29,483)		(23,713)
Property, plant, and equipment, transfer		35,776	[1]	0	[2]	0	[3]
Property, plant, and equipment, write-offs and disposals		26,792		5,608		2,685
Property, plant, and equipment, Business acquisition		(613)	[4]	(3,459)		0
Property, plant, and equipment, ending		R$ (154,622)		R$ (181,511)		R$ (154,177)
Furniture [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life		8 years		9 years		9 years
Property, plant, and equipment, beginning		R$ 212,640		R$ 201,708		R$ 168,092
Property, plant, and equipment, additions		12,649		12,326		34,905
Property, plant, and equipment, depreciation		0		0		0
Property, plant, and equipment, transfer		(154)	[1]	1,649	[2]	5,140	[3]
Property, plant, and equipment, write-offs and disposals		(3,965)		(4,547)		(6,531)
Property, plant, and equipment, Business acquisition		402	[4]	1,504		102
Property, plant, and equipment, ending		221,572		212,640		201,708
Furniture [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		(130,117)		(118,438)		(112,288)
Property, plant, and equipment, additions		0		0		0
Property, plant, and equipment, depreciation		(15,718)		(14,032)		(11,496)
Property, plant, and equipment, transfer		642	[1]			(603)	[3]
Property, plant, and equipment, write-offs and disposals		2,784		3,052		5,953
Property, plant, and equipment, Business acquisition		(84)	[4]	(699)		(4)
Property, plant, and equipment, ending		R$ (142,493)		R$ (130,117)		R$ (118,438)
IT equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, weighted average useful life		5 years		5 years		5 years
Property, plant, and equipment, beginning		R$ 318,721		R$ 303,023		R$ 330,375
Property, plant, and equipment, additions		12,259		19,787		24,069
Property, plant, and equipment, depreciation		0		0		0
Property, plant, and equipment, transfer		(5,950)	[1]	4,516	[2]	2,053	[3]
Property, plant, and equipment, write-offs and disposals		(3,780)		(10,750)		(53,863)
Property, plant, and equipment, Business acquisition		0	[4]	2,145		389
Property, plant, and equipment, ending		321,250		318,721		303,023
IT equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		(254,952)		(239,978)		(269,534)
Property, plant, and equipment, additions		0		0		0
Property, plant, and equipment, depreciation		(22,246)		(23,721)		(23,933)
Property, plant, and equipment, transfer		8,136	[1]			0	[3]
Property, plant, and equipment, write-offs and disposals		3,387		10,058		53,526
Property, plant, and equipment, Business acquisition		0	[4]	(1,311)		(37)
Property, plant, and equipment, ending		(265,675)		(254,952)		(239,978)
Construction in progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		783,496		694,726		452,248
Property, plant, and equipment, additions		1,022,967		650,828		482,043
Property, plant, and equipment, depreciation		0		0		0
Property, plant, and equipment, transfer		(455,740)	[1]	(567,114)	[2]	(239,082)	[3]
Property, plant, and equipment, write-offs and disposals		(2,831)		0		(483)
Property, plant, and equipment, Business acquisition		0	[4]	5,056		0
Property, plant, and equipment, ending		1,347,892		783,496		694,726
Advances to suppliers [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		32,557		18,139		14,281
Property, plant, and equipment, additions		19,834		20,501		35,887
Property, plant, and equipment, depreciation		0		0		0
Property, plant, and equipment, transfer		(6,558)	[1]	(6,263)	[2]	(32,029)	[3]
Property, plant, and equipment, write-offs and disposals		(867)		0		0
Property, plant, and equipment, Business acquisition		0	[4]	180		0
Property, plant, and equipment, ending		44,966		32,557		18,139
Imports in progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment, beginning		3,107		902		181
Property, plant, and equipment, additions		3,127		2,205		902
Property, plant, and equipment, depreciation		0		0		0
Property, plant, and equipment, transfer		(3,106)	[1]	0	[2]	(181)	[3]
Property, plant, and equipment, write-offs and disposals		0		0		0
Property, plant, and equipment, Business acquisition		0	[4]			0
Property, plant, and equipment, ending		R$ 3,128		R$ 3,107		R$ 902

[1]	The remaining balance refers to R$ 22,348 transferred to right-of-use assets and R$ 10,176 transferred to intangible assets.
[2]	Refers to R$ 1,086 transferred to intangible assets and R$ 4,491 transferred from right-of-use assets.
[3]	Refers to R$ 1,070 transferred from intangible assets and R$ 5,311 transferred from right-of-use assets.
[4]	For further information, see Note 27.